RISKS (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Undue [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.01%	0.06%	0.18%
Undue [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.09%	0.32%	0.08%
Undue [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.01%	0.00%	0.00%
Undue [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.24%	0.18%	0.00%
Thirty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.04%	0.30%	0.48%
Thirty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.55%	1.26%	0.26%
Thirty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.11%	0.00%	0.00%
Thirty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	3.37%	1.04%	0.00%
Sixty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.34%	2.19%	13.24%
Sixty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	3.70%	8.33%	2.54%
Sixty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	9.50%	0.00%	0.00%
Sixty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	4.49%	8.44%	0.00%
Ninety Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.25%	3.83%	31.50%
Ninety Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	8.92%	16.63%	7.11%
Ninety Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	17.12%	0.00%	0.00%
Ninety Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	12.45%	9.09%	0.00%
One Hundred Twenty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	19.99%	5.06%	32.01%
One Hundred Twenty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	12.26%	20.72%	14.37%
One Hundred Twenty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	24.00%	0.00%	0.00%
One Hundred Twenty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	12.45%	9.09%	0.00%
One Hundred Fifty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	27.11%	10.14%	32.09%
One Hundred Fifty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	14.78%	23.46%	21.39%
One Hundred Fifty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	24.24%	0.00%	0.00%
One Hundred Fifty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.67%	9.09%	0.00%
One Hundred Eighty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	28.79%	10.14%	32.31%
One Hundred Eighty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.40%	27.00%	27.22%
One Hundred Eighty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	24.93%	0.00%	0.00%
One Hundred Eighty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.67%	9.09%	0.00%
One Hundred Eighty Days And More [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	37.16%	10.21%	32.38%
One Hundred Eighty Days And More [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	21.41%	28.96%	33.01%
One Hundred Eighty Days And More [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	25.46%	28.96%	0.00%
One Hundred Eighty Days And More [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.67%	9.09%	0.00%